SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2021
SEGMENT INFORMATION

24.	SEGMENT INFORMATION

The operating segments are reported consistently with the management reports provided to the main strategic and operational decision makers for assessing the performance of each segment and allocation of resources. The operating segments information is prepared considering three reportable segments, being: Brazil, International and Other Segments.

The operating segments include the sales of all distribution channels and are subdivided according to the nature of the products, for which the characteristics are described below:

»	Poultry: production and sale of whole poultry and in-natura cuts.
»	Pork and others: production and sale of in-natura cuts.
»	Processed: production and sale of processed food, frozen and processed products derived from poultry, pork and beef, margarine, vegetables and soybean-based products.
»	Other sales: sale of flour for food service and others.

Other segments are comprised of commercialization and development of animal nutrition ingredients, human nutrition, plant nutrition (fertilizers), healthcare (health and wellness), pet food, as well as commercialization of agricultural products.

The items not allocated to the segments are presented as Corporate and refer to relevant events not attributable to the operating segments.

The net sales for each reportable operating segment is set forth below:

		2021		2020
Net sales	Jul - Sep	Jan - Sep	Jul - Sep	Jan - Sep
Brazil
In-natura	1,634,165	4,380,670	1,251,395	3,601,927
Poultry	1,255,312	3,324,314	907,235	2,670,960
Pork and other	378,853	1,056,356	344,160	930,967
Processed	4,740,367	13,167,042	4,032,656	10,966,468
Other sales	17,509	54,550	7,654	21,321
	6,392,041	17,602,262	5,291,705	14,589,716

International
In-natura	4,642,946	13,250,947	3,635,187	10,651,454
Poultry	4,047,027	11,291,729	3,016,452	8,994,799
Pork and other	595,919	1,959,218	618,735	1,656,655
Processed	758,768	2,162,453	589,996	1,664,171
Other sales	46,992	284,362	84,187	216,733
	5,448,706	15,697,762	4,309,370	12,532,358

Other segments	549,238	1,318,839	341,516	873,508
	12,389,985	34,618,863	9,942,591	27,995,582

The income (loss) before financial results for each segment and for Corporate is set forth below:

		2021		2020
	Jul - Sep	Jan - Sep	Jul - Sep	Jan - Sep
Brazil	515,846	1,015,749	566,784	1,282,928
International	113,515	569,495	200,302	868,636
Other segments	105,017	282,076	62,496	122,654
Sub total	734,378	1,867,320	829,582	2,274,218
Corporate	(3,898)	71,393	(85,505)	(183,839)
	730,480	1,938,713	744,077	2,090,379

The composition of the main effects not allocated to the operating segments and presented as Corporate is set forth below:

		2021		2020
Corporate	Jul - Sep	Jan - Sep	Jul - Sep	Jan - Sep
Expenses COVID-19 (1)	(23,386)	(48,382)	(40,568)	(66,828)
Investigations involving the Company (note 1.5)	(412)	(8,554)	(4,027)	(28,099)
Expenses with demobilization	(634)	(3,654)	(5,034)	(5,034)
Impairment and result in the sale of investments	52,557	76,147	-	(6,763)
Reversal/(provision) for tax and civil contingencies	(35,230)	39,695	(5,350)	(65,239)
Results with sale and disposal of fixed assets	4,173	16,258	(5,544)	(11,531)
Results with disposal of businesses	-		(26,943)	(26,943)
Arbitration reversal	-	-	-	14,520
Restructuring plan	-	-	-	13
Other	(966)	(117)	1,961	12,065
	(3,898)	71,393	(85,505)	(183,839)

(1)	Mainly comprised of donations in Brazil, consultants and expenses with health and safety, which are not associated with the business segments.

No customer individually or in aggregate (economic group) accounted for more than 5% of net sales for the nine-month period ended on September 30, 2021 and 2020.

The goodwill arising from business combinations and the intangible assets with indefinite useful life (trademarks) were allocated to the reportable operating segments, considering the economic benefits generated by such intangible assets. The allocation of these intangible assets is presented below:

	Goodwill		Trademarks		Total
	09.30.21	12.31.20	09.30.21	12.31.20	09.30.21	12.31.20
Brazil	1,151,498	1,151,498	982,478	982,478	2,133,976	2,133,976
International	1,868,105	1,784,079	323,485	345,260	2,191,590	2,129,339
Other segments	1,011,828	-	298	-	1,012,126	-
	4,031,431	2,935,577	1,306,261	1,327,738	5,337,692	4,263,315

Information related to total assets by reportable segment is not disclosed, as it is not included in the set of information made available to the Company’s management, which makes investment decisions and determine allocation of resources based on information about the consolidated assets.